Fair Value Measurements (Tables)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of financial assets and liabilities measured at fair value on a recurring basis

			Quoted Price
	Carrying	Gross	Prices in
	value at	Unrealized	Active
	March 31,	Holding	Markets
Description	2021	Gains	(Level 1)
Assets:
Cash and money market funds	$1,000	$—	$1,000
U.S. government treasury bills	172,597,000	4,000	172,601,000
Total	$172,598,000	$4,000	$172,602,000

	Carrying		Quoted Price
	value at	Gross	Prices in
	December 31,	Unrealized	Active Markets
Description	2020	Holding Gains	(Level 1)
Assets:
Cash and money market funds	$1,000	$—	$1,000
U.S. government treasury bills	172,578,000	—	172,578,000
Total	$172,579,000	$—	$172,579,000

Evolv Technologies Holdings Inc [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements at March 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Common Stock Warrant Liability	$—	$—	$737	$737
Derivative Liability	—	—	9,431	9,431
	$—	$—	$10,168	$10,168

	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Common Stock Warrant Liability	$—	$—	$1	$1
Derivative Liability	—	—	1,000	1,000
	$—	$—	$1,001	$1,001

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant Liability	$—	$—	$1	$1
	$—	$—	$1	$1

	Fair Value Measurements at December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant Liability	$—	$—	$1	$1
Derivative Liability	—	—	1,000	1,000
	$—	$—	$1,001	$1,001

Evolv Technologies Holdings Inc [Member] | Common Stock Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of common stock warrant liability	The following table provides a rollforward of common stock warrant liability (in thousands):

Balance at December 31, 2020	$1
Change in fair value	736
Balance at March 31, 2021	$737

Evolv Technologies Holdings Inc [Member] | Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of common stock warrant liability

The following table provides a rollforward of the derivative liability (in thousands):

Balance at December 31, 2020	$1,000
Initial fair value of the embedded derivative	7,006
Change in fair value	1,425
Balance at March 31, 2021	$9,431